Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
2017	$ 308,741	¥ 2,143,579
2018	10,059	69,841
2019	10,569	73,380
2020	6,553	45,500
2021	5,617	39,000
Thereafter	$ 5,833	¥ 40,500